Right-of-Use Asset (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Right-of-Use Asset

Right-of-use asset consists of the following:

	September 30, 2020	June 30, 2020

Office lease	$319,133	$319,133
Less accumulated depreciation	(133,808)	(106,378)
Right-of-use asset, net	$185,325	$212,755

Right-of-use asset consists of the following:
	June 30, 2020	June 30, 2019
Office lease	$319,133	-
Less accumulated depreciation	(106,378)	-
Right-of-use asset, net	$212,755	$-